Income Taxes (Details Textual) (USD $)	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred Tax Liability Provision For Income Tax	$ 19,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 122,389,000